Operating Leases (Tables)	12 Months Ended
Dec. 31, 2023
Operating Leases [Abstract]
Schedule of Consolidated Statements of Operations and Comprehensive Income (Loss)	The following component of lease cost are included in the Company’s consolidated statements of operations and comprehensive income (loss):
	For the year ended December 31, 2021	For the year ended December 31, 2022	For the year ended December 31, 2023
	RMB	RMB	RMB
Operating lease cost	3,277,780	11,385,312	6,051,298
Short-term lease cost	1,867,850	295,564	198,306
Total lease cost	5,145,630	11,680,876	6,249,604

Schedule of Supplemental Disclosure Related To Operating Leases	Supplemental disclosure related to operating leases were as follows:
	For the year ended December 31, 2021	For the year ended December 31, 2022	For the year ended December 31, 2023
	RMB	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows for operating leases	5,068,864	5,822,406	4,648,690
	As of December 31, 2022	As of December 31, 2023
Weighted average remaining lease term of operating leases (years)	1.65	3.53
Weighted average discount rate of operating leases	6.24%	6.24%

Schedule of Operating Lease Liabilities	The following table summarizes the maturity of operating lease liabilities as of December 31, 2023:
2023
As of December 31,	RMB
2024	3,605,781
2025	1,194,360
2026	1,194,360
2027	1,197,632
2028	602,088
Total lease payments	7,794,221
Less: imputed interest	(583,797)
Total lease liabilities	7,210,424